THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                     Lincoln Life Variable Annuity Account N
                     ChoicePlus Access and ChoicePlus Bonus

     Supplement Dated January 11, 2001 to the Prospectus Dated July 31, 2000


     This supplement describes certain changes to the Prospectus for Lincoln Life Variable Annuity Account N.

     Please review this supplement carefully and keep it with your Prospectus for reference.

     The Expense Table on page 4 of the Prospectus is amended, as follows:

     The entry in the Table for the Delaware Premium High Yield Series (formerly Delchester) Service Class is deleted, and replaced with the following:

                              Management Fees        12(b)1 Fees         Other Expenses         Total Expenses
                              (after any waivers/                        (after any waivers/    (after any waivers/
                              reimbursements)                            reimbursements)        reimbursements)

Delaware Premium High Yield           0.65%                0.15%                 0.09%                  0.89%
Series (formerly
Delchester) Service Class2





     2The Service Class shares are subject to an annual 12b-1 fee of not more that 0.30% (currently set at 0.15%).